Restoration Provision Rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance, beginning of the period	$ 400,000
Additions	2,300,000	$ 100,000
Balance, end of the period	$ 2,700,000	$ 400,000